091-23635 fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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SEC MAIL PROCESSING
Received
OCT 05 2017
WASH, D.C.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Bats BZX Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See Attached.
3. Class of New Derivative Securities Product:
   See Attached.
4. Name of Underlying Instrument:
   See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument
   Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not Applicable.

17019449

RECEIVED
2017 OCT -5 PM 2:49
SEC / TM

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 05 2017

Name of Official Responsible for Form:
Anders Franzon

Title:
SVP, Associate General Counsel

Telephone Number:
913-815-7154

Manual Signature of Official Responsible for Form:

Date:
October 4, 2017

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS BZX EXCHANGE, INC.
COMMENCING ON SEPTEMBER 29, 2017

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
DALT	Trust	Investment Company Units	Alternative Asset Classes	World	Broad
PBND	Trust	Investment Company Units	The BofA Merrill Lynch US Broad Market Index	World	Broad
BSCR	Trust	Investment Company Units	NASDAQ BulletShares USD Corporate Bond 2027 Index	World	Broad
BSJP	Trust	Investment Company Units	NASDAQ BulletShares USD High Yield Corporate Bond 2025 Index	World	Broad

Bats
a CBOE company

SEC MAIL PROCESSING
Received
OCT 05 2017
WASH, D.C.

October 4, 2017

Ms. Claudette Ransom
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – Bats BZX Exchange, Inc.

Ms. Ransom,

On behalf of Bats BZX Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding four (4) derivative securities products that commenced trading on Bats BZX Exchange on September 29, 2017. Please contact me if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
SVP, Associate General Counsel
913.815.7154

RECEIVED
2017 OCT -5 PM 2:46
SEC / TM